Stockholders' Equity (Deficit) - Narratives (Details)	6 Months Ended
	Jun. 30, 2024 $ / shares shares	Dec. 31, 2024 $ / shares shares	Jul. 01, 2024 shares	Dec. 31, 2023 $ / shares shares
Stockholders' Equity (Deficit)
Common Stock, Shares Authorized			500,000,000
Preferred stock conversion ratio			0.2139
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000	0
Preferred stock, par or stated value per share | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Number Of Days Prior Notice	61 days
Preferred stock, shares issued		0		0
Preferred stock, shares outstanding		0		0
Voting common stock
Stockholders' Equity (Deficit)
Common Stock, Shares Authorized	492,815,092	492,815,092	492,815,092	125,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Conversion ratio	1
Maximum beneficial ownership percent after conversion	4.99
Common Stock, Shares, Outstanding		47,222,419		2,675,979
Common Stock, Shares, Issued		47,222,419		2,675,979
Class A common stock
Stockholders' Equity (Deficit)
Common Stock, Shares Authorized				125,000,000
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.0001
Redeemable convertible preferred stock			28,855,656
Class B common stock
Stockholders' Equity (Deficit)
Common Stock, Shares Authorized				85,960,088
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.0001
Redeemable convertible preferred stock			7,184,908
Non-voting common stock
Stockholders' Equity (Deficit)
Common Stock, Shares Authorized	7,184,908	7,184,908	7,184,908	85,960,088
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Common Stock, Shares, Outstanding		7,184,908		0
Common Stock, Shares, Issued		7,184,908		0